Acquisitions Acquisitions - Narrative (Details)	12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended		12 Months Ended						12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 03, 2012 AmniSure [Member] USD ($)	Dec. 31, 2012 Intelligent Bio Systems, Inc. [Member] USD ($)	Dec. 31, 2012 Cellestis [Member] USD ($)	Dec. 31, 2011 Cellestis [Member] USD ($)	Aug. 29, 2011 Cellestis [Member] USD ($)	Jul. 12, 2011 Ipsogen [Member] USD ($)	Jul. 12, 2011 Ipsogen [Member] EUR (€)	Dec. 31, 2012 Ipsogen [Member] USD ($)	Dec. 31, 2011 Ipsogen [Member] USD ($) Biomarker	Dec. 31, 2011 Cellestis and Ipsogen [Member] USD ($)	Dec. 31, 2010 Cellestis and Ipsogen [Member] USD ($)	Dec. 31, 2011 Series of Individually Immaterial Business Acquisitions [Member] USD ($)	Dec. 31, 2010 ESE GmbH and IFP [Member] USD ($)	Dec. 31, 2012 Developed Technology, Licenses, and Know How [Member] Cellestis [Member] USD ($)	Dec. 31, 2012 Developed Technology, Licenses, and Know How [Member] Ipsogen [Member] USD ($)	Dec. 31, 2012 Customer Relationships [Member] Cellestis [Member] USD ($)	May 03, 2012 Minimum [Member] AmniSure [Member]	Dec. 31, 2012 Minimum [Member] Intelligent Bio Systems, Inc. [Member]	Dec. 31, 2011 Minimum [Member] Series of Individually Immaterial Business Acquisitions [Member]	May 03, 2012 Maximum [Member] AmniSure [Member]	Dec. 31, 2012 Maximum [Member] Intelligent Bio Systems, Inc. [Member]	Dec. 31, 2011 Maximum [Member] Series of Individually Immaterial Business Acquisitions [Member]	Jul. 12, 2011 Ipsogen [Member] USD ($)	Jul. 12, 2011 Ipsogen [Member] EUR (€)	Dec. 31, 2011 First Milestone [Member] Series of Individually Immaterial Business Acquisitions [Member] USD ($)	Dec. 31, 2011 Second Milestone [Member] Series of Individually Immaterial Business Acquisitions [Member] USD ($)
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years 4 months 24 days			9 years 6 months		9 years 11 months 15 days					10 years
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Deferred Tax Assets, Noncurrent											$ 9,000,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles											300,000						300,000	8,100,000	6,200,000
Business Combination, Acquisition Related Costs	4,500,000						5,800,000					5,600,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Deferred Tax Liabilities Noncurrent						3,900,000					(2,800,000)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Assets, Liabilities, Net						1,600,000
Goodwill, Purchase Accounting Adjustments	70,034,000	(615,000)				12,000,000					14,600,000
Fair value of contingent consideration	19,000,000			4,530,000	12,000,000										6,900,000
Discount Rate Used To Derive Fair Value Of Milestone Payments Of Acquisition																				0.70%	0.70%		2.00%	1.60%				1.70%	3.25%
Probability Used To Derive Accomplishment Of Milestones Of Acquisition																					95.00%	90.00%		100.00%	100.00%
Business Acquisition, Contingent Consideration, Potential Cash Payment				35,000,000	12,500,000										44,000,000	8,100,000												5,500,000	1,400,000
Payments to Acquire Businesses, Gross					31,200,000
Amounts held in escrow in connection with acquisitions	7,521,000	7,026,000			5,200,000										8,500,000	2,900,000
Payment of Contingent Consideration in a Business Combination	7,100,000
Cash consideration				101,415,000		372,452,000		372,500,000			57,436,000					22,700,000
Number of Biomarkers												15
Business Combination Step Acquisition Equity Interest in Acquiree Payment									57,400,000	40,900,000	29,800,000
Business Acquisition, Percentage of Voting Interests Acquired									62.60%	62.60%	89.40%					100.00%
Fair value of remaining shares											42,437,000
Outstanding Shares and Other Equity Instruments, Fair Value																										99,900,000	70,200,000
Net sales	1,254,456,000	1,169,747,000	1,087,431,000										28,600,000
Net income attributable to the owners of QIAGEN N.V.	129,506,000	96,038,000	144,311,000										1,700,000
Business Acquisition, Pro Forma Revenue													1,213,500,000	1,140,200,000
Business Acquisition, Pro Forma Net Income (Loss)													91,900,000	139,200,000
Business Acquisition, Pro Forma Earnings Per Share, Diluted													$ 0.38	$ 0.58
Payments to Acquire Businesses, Net of Cash Acquired	$ 131,997,000	$ 457,483,000	$ 36,985,000												$ 47,900,000